Quarterly Holdings Report
for
Fidelity Advisor® Stock Selector Mid Cap Fund
February 28, 2022
MC-NPRT1-0422
1.797928.118
Common Stocks - 98.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc. (a)	48,400	1,916
Entertainment - 0.2%
Cinemark Holdings, Inc. (a)(b)	25,900	454
Endeavor Group Holdings, Inc. (a)	51,400	1,549
Warner Music Group Corp. Class A	38,900	1,409
		3,412
Interactive Media & Services - 0.2%
NerdWallet, Inc. (b)	175,300	2,007
TripAdvisor, Inc. (a)	43,200	1,099
Ziff Davis, Inc. (a)	18,900	1,901
		5,007
Media - 1.1%
Cable One, Inc.	4,600	6,591
Discovery Communications, Inc. Class A (a)	33,180	931
Gray Television, Inc.	57,400	1,345
Interpublic Group of Companies, Inc.	93,351	3,435
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	28,900	1,755
Liberty SiriusXM Series A	22,200	1,118
Nexstar Broadcasting Group, Inc. Class A	18,700	3,460
S4 Capital PLC (a)	109,000	680
The New York Times Co. Class A	98,000	4,311
		23,626
TOTAL COMMUNICATION SERVICES		33,961
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.4%
Adient PLC (a)	261,000	11,680
Lear Corp.	104,453	16,435
Novem Group SA	184,100	2,179
		30,294
Automobiles - 0.8%
Aston Martin Lagonda Global Holdings PLC (a)(c)	125,400	1,701
Harley-Davidson, Inc. (b)	342,272	14,136
		15,837
Distributors - 0.5%
LKQ Corp.	206,598	9,700
Diversified Consumer Services - 0.0%
Cairo Mezz PLC (a)	5,328,832	831
Hotels, Restaurants & Leisure - 4.2%
ARAMARK Holdings Corp.	165,500	6,117
Brinker International, Inc. (a)	127,100	5,407
Caesars Entertainment, Inc. (a)	298,202	25,106
Churchill Downs, Inc.	102,547	24,700
Domino's Pizza, Inc.	15,200	6,570
Vail Resorts, Inc.	18,000	4,690
Wyndham Hotels & Resorts, Inc.	193,133	16,689
		89,279
Household Durables - 2.1%
Leggett & Platt, Inc.	196,240	7,277
Mohawk Industries, Inc. (a)	80,640	11,352
NVR, Inc. (a)	2,478	12,287
Taylor Morrison Home Corp. (a)	432,664	12,764
		43,680
Internet & Direct Marketing Retail - 0.1%
Farfetch Ltd. Class A (a)	118,400	2,256
Multiline Retail - 0.6%
Nordstrom, Inc. (a)	294,134	6,100
Ollie's Bargain Outlet Holdings, Inc. (a)	149,300	6,447
		12,547
Specialty Retail - 1.1%
Burlington Stores, Inc. (a)	36,700	8,290
Camping World Holdings, Inc.	87,200	2,678
Five Below, Inc. (a)	70,800	11,584
		22,552
Textiles, Apparel & Luxury Goods - 2.9%
Capri Holdings Ltd. (a)	303,264	20,543
Prada SpA	965,200	6,021
PVH Corp.	149,054	14,591
Tapestry, Inc.	505,949	20,693
		61,848
TOTAL CONSUMER DISCRETIONARY		288,824
CONSUMER STAPLES - 4.1%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	11,500	4,410
Molson Coors Beverage Co. Class B	15,800	824
		5,234
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	161,700	10,166
Casey's General Stores, Inc.	12,700	2,389
Grocery Outlet Holding Corp. (a)(b)	133,684	3,718
Performance Food Group Co. (a)	105,600	5,918
Sprouts Farmers Market LLC (a)	61,900	1,763
U.S. Foods Holding Corp. (a)	144,900	5,664
		29,618
Food Products - 1.5%
Bunge Ltd.	22,900	2,394
Darling Ingredients, Inc. (a)	170,300	12,343
Freshpet, Inc. (a)	8,600	819
Greencore Group PLC (a)	424,900	755
Ingredion, Inc.	50,800	4,508
Lamb Weston Holdings, Inc.	22,200	1,475
Nomad Foods Ltd. (a)	113,800	2,865
Post Holdings, Inc. (a)	30,326	3,188
Sovos Brands, Inc.	77,700	943
TreeHouse Foods, Inc. (a)	43,900	1,723
		31,013
Household Products - 0.4%
Energizer Holdings, Inc.	119,000	3,973
Reynolds Consumer Products, Inc.	46,500	1,384
Spectrum Brands Holdings, Inc.	29,807	2,765
		8,122
Personal Products - 0.6%
Herbalife Nutrition Ltd. (a)	23,600	840
The Beauty Health Co. (a)(b)	570,136	11,049
		11,889
TOTAL CONSUMER STAPLES		85,876
ENERGY - 3.5%
Energy Equipment & Services - 0.2%
Liberty Oilfield Services, Inc. Class A (a)	377,460	4,711
Oil, Gas & Consumable Fuels - 3.3%
APA Corp.	167,602	5,972
Coterra Energy, Inc.	206,148	4,809
Denbury, Inc. (a)	45,900	3,335
DHT Holdings, Inc.	1,418,300	8,921
EQT Corp.	420,392	9,728
Euronav NV	911,516	10,149
HollyFrontier Corp.	223,606	6,809
Targa Resources Corp.	289,700	18,938
		68,661
TOTAL ENERGY		73,372
FINANCIALS - 13.6%
Banks - 5.8%
Associated Banc-Corp.	416,000	10,146
East West Bancorp, Inc.	223,000	19,526
First Horizon National Corp.	743,000	17,446
Meta Financial Group, Inc.	180,170	9,980
Metropolitan Bank Holding Corp. (a)	80,139	8,194
PacWest Bancorp	581,700	28,748
Pinnacle Financial Partners, Inc.	136,200	13,767
Piraeus Financial Holdings SA (a)	1,079,500	1,710
Silvergate Capital Corp. (a)	23,600	3,023
Wintrust Financial Corp.	96,600	9,598
		122,138
Capital Markets - 0.4%
Lazard Ltd. Class A	138,700	4,796
Patria Investments Ltd.	199,600	3,313
		8,109
Consumer Finance - 1.6%
FirstCash Holdings, Inc.	88,066	6,344
OneMain Holdings, Inc.	537,731	27,414
		33,758
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (a)	224,500	6,028
WeWork, Inc. (a)(b)	1,204,900	7,711
		13,739
Insurance - 3.2%
American Financial Group, Inc.	95,923	12,987
Assurant, Inc.	58,400	9,911
BRP Group, Inc. (a)	340,166	9,446
Globe Life, Inc.	112,600	11,368
Primerica, Inc.	79,100	10,274
Reinsurance Group of America, Inc.	100,400	11,130
Talanx AG	66,000	2,881
		67,997
Mortgage Real Estate Investment Trusts - 0.5%
New Residential Investment Corp.	1,113,600	11,559
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd.	320,600	14,164
MGIC Investment Corp.	988,500	15,005
		29,169
TOTAL FINANCIALS		286,469
HEALTH CARE - 7.9%
Biotechnology - 0.8%
Exelixis, Inc. (a)	660,000	13,550
TG Therapeutics, Inc. (a)	420,000	4,145
		17,695
Health Care Equipment & Supplies - 3.8%
Hologic, Inc. (a)	130,000	9,252
Insulet Corp. (a)	58,000	15,352
Masimo Corp. (a)	86,000	13,541
Nanosonics Ltd. (a)	2,140,000	6,512
Penumbra, Inc. (a)	90,000	19,957
Tandem Diabetes Care, Inc. (a)	135,000	15,205
		79,819
Health Care Providers & Services - 2.5%
Alignment Healthcare, Inc. (a)	599,900	5,063
Cano Health, Inc. (a)(b)	850,000	4,140
LHC Group, Inc. (a)	74,000	10,077
Molina Healthcare, Inc. (a)	86,000	26,391
Oak Street Health, Inc. (a)	400,000	7,004
		52,675
Life Sciences Tools & Services - 0.7%
Bruker Corp.	200,000	14,074
Pharmaceuticals - 0.1%
Nektar Therapeutics (a)(b)	335,000	3,430
TOTAL HEALTH CARE		167,693
INDUSTRIALS - 19.5%
Aerospace & Defense - 1.9%
Curtiss-Wright Corp.	275,371	40,626
Building Products - 1.3%
Builders FirstSource, Inc. (a)	80,200	5,968
Jeld-Wen Holding, Inc. (a)	918,850	21,207
		27,175
Commercial Services & Supplies - 1.5%
CoreCivic, Inc. (a)	1,740,134	15,853
The Brink's Co.	34,800	2,438
The GEO Group, Inc. (b)	2,282,500	13,604
		31,895
Construction & Engineering - 4.3%
AECOM	470,858	34,213
API Group Corp. (a)	982,757	21,198
Fluor Corp. (a)(b)	1,226,902	26,575
Granite Construction, Inc. (b)	308,595	9,341
		91,327
Electrical Equipment - 1.4%
GrafTech International Ltd.	37,000	373
Sensata Technologies, Inc. PLC (a)	489,974	28,374
Vertiv Holdings Co.	32,600	424
		29,171
Machinery - 1.2%
Allison Transmission Holdings, Inc.	507,163	20,256
Crane Co.	55,835	5,644
		25,900
Marine - 2.2%
Genco Shipping & Trading Ltd.	970,300	18,707
Golden Ocean Group Ltd. (b)	343,810	4,256
Kirby Corp. (a)	308,451	20,096
Star Bulk Carriers Corp. (b)	152,528	4,588
		47,647
Professional Services - 2.1%
CACI International, Inc. Class A (a)	42,100	11,779
Nielsen Holdings PLC	1,830,185	31,882
		43,661
Road & Rail - 1.3%
Knight-Swift Transportation Holdings, Inc. Class A	487,279	26,547
Trading Companies & Distributors - 2.3%
Beacon Roofing Supply, Inc. (a)	154,331	9,212
MRC Global, Inc. (a)	2,773,438	28,012
NOW, Inc. (a)	1,138,592	10,634
		47,858
TOTAL INDUSTRIALS		411,807
INFORMATION TECHNOLOGY - 14.2%
Electronic Equipment & Components - 2.7%
Avnet, Inc.	412,900	17,371
Cognex Corp.	212,471	14,355
Jabil, Inc.	109,000	6,301
Trimble, Inc. (a)	102,200	7,128
TTM Technologies, Inc. (a)	479,000	6,021
Vishay Intertechnology, Inc. (b)	108,400	2,080
Vontier Corp.	127,468	3,097
		56,353
IT Services - 2.9%
Akamai Technologies, Inc. (a)	106,000	11,476
Cyxtera Technologies, Inc. Class A (a)	214,200	2,607
ExlService Holdings, Inc. (a)	52,673	6,362
Gartner, Inc. (a)	9,200	2,580
GoDaddy, Inc. (a)	135,600	11,310
Liveramp Holdings, Inc. (a)	70,300	3,034
Nuvei Corp. (a)(c)	21,200	1,151
Repay Holdings Corp. (a)	338,600	5,848
Thoughtworks Holding, Inc.	7,600	174
WEX, Inc. (a)	71,900	12,116
Wix.com Ltd. (a)	52,300	4,790
		61,448
Semiconductors & Semiconductor Equipment - 2.7%
Cirrus Logic, Inc. (a)	182,000	15,810
onsemi (a)	373,600	23,391
SolarEdge Technologies, Inc. (a)	59,900	19,133
		58,334
Software - 5.6%
Anaplan, Inc. (a)	215,200	10,194
Aspen Technology, Inc. (a)	64,400	9,815
AvidXchange Holdings, Inc.	6,200	60
Black Knight, Inc. (a)	60,900	3,422
Blackbaud, Inc. (a)(b)	163,300	10,205
Blend Labs, Inc. (b)	36,807	325
Braze, Inc.	2,600	110
BTRS Holdings, Inc. (a)	429,000	2,617
Ceridian HCM Holding, Inc. (a)	164,000	11,957
Citrix Systems, Inc.	59,200	6,068
Coupa Software, Inc. (a)	36,800	4,453
Elastic NV (a)	71,400	6,187
GitLab, Inc.	1,900	111
Guidewire Software, Inc. (a)(b)	56,600	4,989
HashiCorp, Inc.	1,100	55
NortonLifeLock, Inc.	388,400	11,256
PTC, Inc. (a)	116,800	12,998
Samsara, Inc.	3,400	59
Tenable Holdings, Inc. (a)	251,200	13,906
Zendesk, Inc. (a)	77,600	9,054
		117,841
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp. (a)	130,500	6,648
TOTAL INFORMATION TECHNOLOGY		300,624
MATERIALS - 6.9%
Chemicals - 2.4%
RPM International, Inc.	183,400	15,510
The Chemours Co. LLC	476,400	13,149
Trinseo PLC	206,500	10,730
Valvoline, Inc.	352,204	11,387
		50,776
Construction Materials - 0.9%
Eagle Materials, Inc.	135,500	18,540
Containers & Packaging - 0.5%
Berry Global Group, Inc. (a)	179,400	10,881
Metals & Mining - 2.3%
Cleveland-Cliffs, Inc. (a)	619,200	13,845
Steel Dynamics, Inc.	364,500	25,726
Yamana Gold, Inc. (b)	1,856,600	9,097
		48,668
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	229,000	16,477
TOTAL MATERIALS		145,342
REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 8.8%
American Homes 4 Rent Class A	315,300	11,985
CubeSmart	307,772	14,838
CyrusOne, Inc.	101,200	9,143
Digitalbridge Group, Inc. (a)	891,300	6,462
Douglas Emmett, Inc.	401,100	12,715
EastGroup Properties, Inc.	94,300	17,989
Equity Lifestyle Properties, Inc.	166,500	12,424
Gaming & Leisure Properties	170,500	7,742
Healthcare Trust of America, Inc.	234,100	6,880
Lamar Advertising Co. Class A	103,700	11,310
Postal Realty Trust, Inc.	664,400	11,594
Ryman Hospitality Properties, Inc. (a)	114,800	10,115
SITE Centers Corp.	649,700	10,103
Spirit Realty Capital, Inc.	230,400	10,684
Terreno Realty Corp.	118,600	8,158
Ventas, Inc.	328,400	17,734
Washington REIT (SBI)	223,600	5,223
		185,099
Real Estate Management & Development - 0.9%
Cushman & Wakefield PLC (a)	822,411	18,027
Doma Holdings, Inc. Class A (a)(b)	923,389	2,456
		20,483
TOTAL REAL ESTATE		205,582
UTILITIES - 3.4%
Electric Utilities - 1.2%
IDACORP, Inc.	59,700	6,206
OGE Energy Corp.	360,600	13,541
PNM Resources, Inc.	112,400	5,077
		24,824
Gas Utilities - 0.6%
National Fuel Gas Co.	83,200	5,178
ONE Gas, Inc. (b)	59,718	4,962
UGI Corp.	71,000	2,729
		12,869
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	34,000	2,652
Multi-Utilities - 0.9%
Black Hills Corp.	90,000	6,299
MDU Resources Group, Inc.	323,139	8,650
NiSource, Inc.	141,000	4,079
		19,028
Water Utilities - 0.6%
Essential Utilities, Inc.	231,815	10,921
SJW Corp. (b)	12,400	809
		11,730
TOTAL UTILITIES		71,103
TOTAL COMMON STOCKS (Cost $1,667,128)		2,070,653

U.S. Treasury Obligations - 0.1%
	Principal Amount (d) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.39% 5/5/22 to 5/12/22 (e) (Cost $939)	940	940

Money Market Funds - 5.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.07% (f)	41,229,163	41,237
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	71,500,646	71,508
TOTAL MONEY MARKET FUNDS (Cost $112,742)		112,745

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $1,780,809)	2,184,338
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(73,937)
NET ASSETS - 100.0%	2,110,401

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	36	Mar 2022	9,569	(123)	(123)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,852,000 or 0.1% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $676,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	51,479	150,910	161,152	6	-	-	41,237	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	60,537	183,182	172,211	30	-	-	71,508	0.2%
Total	112,016	334,092	333,363	36	-	-	112,745

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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